Stockholders' Deficit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Equity [Abstract]
Number of Options, Outstanding, Beginning	17,755	17,755	18,505
Number of Options, Forfeited			(750)
Number of Options, Outstanding, Ending	17,673	17,755	17,755
Number of Options, Exercisable	14,544	14,427
Weighted-Average Exercise Price, Outstanding, Beginning	$ 220.00	$ 220.00	$ 220.00
Weighted-Average Exercise Price, Forfeited
Weighted-Average Exercise Price, Outstanding, Ending		220.00	$ 220.00
Weighted-Average Exercise Price, Exercisable	$ 220.00	$ 220.00
Weighted-Average Remaining Contractual Term (Years), Outstanding, Begining	5 years 105 days	7 years 2 months 5 days	8 years 5 months 16 days
Weighted-Average Remaining Contractual Term (Years), Outstanding, Ending		5 years 3 months 15 days	7 years 2 months 5 days
Weighted-Average Remaining Contractual Term (Years), Exercisable	1 year 105 days	1 year 10 months 10 days
Weighted-Average Grant-Date Fair Value, Outstanding, Beginning
Weighted-Average Grant-Date Fair Value, Forfeited
Weighted-Average Grant-Date Fair Value, Outstanding, Ending
Weighted-Average Grant-Date Fair Value, Exercisable
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Exercisable